Goodwill and Core Deposits	12 Months Ended
Dec. 31, 2021
Goodwill and Core Deposits
Goodwill and Core Deposits

Note 22: Goodwill and Core Deposits

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 (in thousands):

	2021	2020
Balance beginning of year	$682	$682
Additions from acquisition	—	—
Balance, end of year	$682	$682

Intangible assets in the consolidated balance sheets at December 31, 2021 and 2020 were as follows (in thousands):

	2021			2020
	Gross			Gross
	Intangible	Accumulated	Net Intangible	Intangible	Accumulated	Net Intangible
	Assets	Amortization	Assets	Assets	Amortization	Assets
Core deposit intangibles	$1,041	481	560	1,041	331	710

The estimated aggregate future amortization expense for each of the next five years for intangible assets remaining as of December 31, 2021 is as follows (in thousands):

2022	$150
2023	150
2024	150
2025	110